Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting

The following table presented selected financial information relating to the Company’s reportable segments for the years ended December 31, 2011, 2012 and 2013:

	Patient Monitoring and Life Support Products	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Years Ended December 31,
2011
Net revenues	$386,692	$222,270	$221,603	$50,178	$880,743
Cost of revenues	(174,509)	(98,348)	(77,020)	(44,425)	(394,302)

Gross profit	$212,183	$123,922	$144,583	$5,753	$486,441

2012
Net revenues	$449,131	$286,075	$253,234	$71,614	$1,060,054
Cost of revenues	(195,333)	(119,420)	(87,983)	(56,653)	(459,389)

Gross profit	$253,798	$166,655	$165,251	$14,961	$600,665

2013
Net revenues	$469,689	$335,511	$303,416	$105,371	$1,213,987
Cost of revenues	(199,809)	(141,089)	(112,667)	(73,837)	(527,402)

Gross profit	$269,880	$194,422	$190,749	$31,534	$686,585

Net Revenues Attributable by Country of Domicile

The Company’s net revenues by geography are based on country of customer destination. The net revenues attributable by the PRC, the United States, Europe and other countries for the years ended December 31, 2011, 2012 and 2013 were as follows:

	Years Ended December 31,
	2011	2012	2013
Net revenues:
PRC	$374,312	$472,991	$551,155
United States	136,689	143,586	160,614
Europe	91,046	100,985	121,262
Rest of the world	278,696	342,492	380,956

Total net revenues	$880,743	$1,060,054	$1,213,987

Long-Lived Assets Located at Respective Geographic Areas

Long-lived assets located at the respective geographic areas as of December 31, 2012 and 2013 are as follows:

	December 31,
	2012	2013
Long-lived assets
PRC	$288,978	$342,919
United States	28,546	30,110
Rest of the world	7,407	11,144

Total long-lived assets	$324,931	$384,173